Fair Value and Fair Value Hierarchy of Financial Instruments - Summary of Carrying Amounts that Reasonably Approximate to Fair Values (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure in tabular form of carrying value and fair value of financial instruments [line items]
Financial assets at fair value through profit or loss	$ 16,422	RM 72,295	RM 1,309,134
Financial assets at fair value through other comprehensive income	$ 2,911,924	12,819,747	34,221,879
Carrying amount [member]
Disclosure in tabular form of carrying value and fair value of financial instruments [line items]
Financial assets at fair value through profit or loss		72,295	1,309,134
Financial assets at fair value through other comprehensive income		RM 12,819,747	RM 34,221,879